Related Party Transactions (Summary of Due to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	$ 396,192	$ 378,678
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	365,000	350,000
Fox Financial [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	$ 31,192	$ 28,678